Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 07, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO 1(1) ($)	Summary Compensation Table Total for PEO 2(1) ($)	Compensation Actually Paid to PEO 1(1),(2),(3) ($)	Compensation Actually Paid to PEO 2(1),(2),(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1),(2),(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Adjusted EBITDA(5) ($ Millions)
							TSR ($)	Peer Group TSR ($)
2023	$—	$9,592,963	$—	$7,258,427	$3,396,054	$1,846,687	$17.52	$140.75	$(10,298)	$4,146
2022	19,816,806	4,778,130	(5,200,491)	4,368,986	5,145,256	511,978	49.96	90.34	(1,548)	6,703
2021	22,654,781	—	32,390,881	—	4,057,947	5,127,580	112.34	150.28	2,033	8,424
2020	16,959,233	—	10,189,461	—	3,162,186	2,308,534	80.91	123.61	(1,232)	8,489

Named Executive Officers, Footnote	Jeffery K. Storey was our PEO from May 24, 2018 to November 7, 2022 (“PEO 1”). Kathleen Johnson has been our PEO since November 7, 2022 (“PEO 2”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023
Indraneel Dev	Indraneel Dev	Stacey W. Goff	Stacey W. Goff
Stacey W. Goff	Stacey W. Goff	Chris Stansbury	Chris Stansbury
Shaun C. Andrews	Shaun C. Andrews	Shaun C. Andrews	Ashley Haynes-Gaspar
Scott A. Trezise	Scott A. Trezise	Scott A. Trezise	Scott A. Trezise
Indraneel Dev

Adjustment To PEO Compensation, Footnote	ompensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts, if any, attributable to the Change in Pension Value reported in the Summary Compensation Table. There are no amounts reported in the Inclusion of Pension Service Cost because with limited exceptions specified in the Pension Plans, we “froze” our defined benefit pension plans as of December 31, 2010, as described under the heading “ – Pension Benefits”.

Year	Summary Compensation Table Total for PEO 2 ($)	Exclusion of Change in Pension Value for PEO 2 ($)	Exclusion of Stock Awards for PEO 2 ($)	Inclusion of Pension Service Cost for PEO 2 ($)	Inclusion of Equity Values for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)
2023	$9,592,963	$—	$(6,215,329)	$—	$3,880,793	$7,258,427

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO 2 ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO 2 ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO 2 ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO 2 ($)	Total - Inclusion of Equity Values for PEO 2 ($)
2023	$5,712,642	$(793,527)	$—	$(1,038,322)	$—	$3,880,793

Non-PEO NEO Average Total Compensation Amount			$ 3,396,054	$ 5,145,256	$ 4,057,947	$ 3,162,186
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,846,687	511,978	5,127,580	2,308,534
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	$3,396,054	$(44,141)	$(1,987,921)	$—	$482,695	$1,846,687

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non- PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	$1,580,761	$(990,288)	$—	$(107,778)	$—	$482,695

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR and S&P 500 Communication Services Sector Index TSR over the four most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the four most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus Net Income

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the four most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus Adjusted EBITDA

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR and S&P 500 Communication Services Sector Index TSR over the four most recently completed fiscal years.
PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR

Tabular List, Table
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO 2 and Non-PEO NEOs for 2023 to Company performance. The measures in this table are not ranked.

Adjusted EBITDA
Free Cash Flow
Revenue

Total Shareholder Return Amount			$ 17.52	49.96	112.34	80.91
Peer Group Total Shareholder Return Amount			140.75	90.34	150.28	123.61
Net Income (Loss)			$ (10,298,000,000)	$ (1,548,000,000)	$ 2,033,000,000	$ (1,232,000,000)
Company Selected Measure Amount			4,146,000,000	6,703,000,000	8,424,000,000	8,489,000,000
PEO Name	Kathleen Johnson	Jeffery K. Storey	Kathleen Johnson		Jeffery K. Storey	Jeffery K. Storey
Additional 402(v) Disclosure			The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.The Peer Group TSR set forth in this table utilizes the S&P 500 Communication Services Sector Index, which we also utilize in the stock performance graph appearing herein under the heading “Other Items-Lumen Performance History”. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 500 Communication Services Sector Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description			We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO 2 and Non-PEO NEOs in 2023. Adjusted EBITDA measures the operational performance and profitability of our businesses, and we use this measure in our compensation programs to incentivize and reward our senior officers to focus on the combination of cost savings and profitable revenue growth. Adjusted EBITDA, which is described in further detail in Appendix A – Non-GAAP Reconciliations, is a non-GAAP metric. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name			Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			Revenue
Jeff Storey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 19,816,806	$ 22,654,781	$ 16,959,233
PEO Actually Paid Compensation Amount			0	(5,200,491)	32,390,881	10,189,461
Kathleen Johnson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			9,592,963	4,778,130	0	0
PEO Actually Paid Compensation Amount			7,258,427	$ 4,368,986	$ 0	$ 0
PEO | Kathleen Johnson [Member] | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kathleen Johnson [Member] | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,215,329)
PEO | Kathleen Johnson [Member] | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kathleen Johnson [Member] | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,880,793
PEO | Kathleen Johnson [Member] | Inclusion Of Equity Values, Year-End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			5,712,642
PEO | Kathleen Johnson [Member] | Inclusion Of Equity Values, Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(793,527)
PEO | Kathleen Johnson [Member] | Inclusion Of Equity Values, Vesting-Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0
PEO | Kathleen Johnson [Member] | Inclusion Of Equity Values, Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(1,038,322)
PEO | Kathleen Johnson [Member] | Inclusion Of Equity Values, Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0
Non-PEO NEO | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(44,141)
Non-PEO NEO | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,987,921)
Non-PEO NEO | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			482,695
Non-PEO NEO | Inclusion Of Equity Values, Year-End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			1,580,761
Non-PEO NEO | Inclusion Of Equity Values, Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(990,288)
Non-PEO NEO | Inclusion Of Equity Values, Vesting-Date Fair Value Of Equity Awards Granted During Year That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			0
Non-PEO NEO | Inclusion Of Equity Values, Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			(107,778)
Non-PEO NEO | Inclusion Of Equity Values, Fair Value At Last Day Of Prior Year Of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards			$ 0